Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities:
Net loss	$ (6,577,816)	$ (6,420,341)	$ (9,574,987)	$ (17,291,732)
Adjustments to reconcile net loss to cash used in operating activities
Change in fair value of warrant liability	(858)	(20,722)	(24,370)	(94,396)
Change in fair value of investment option liability	(1,707)	(18,664)	(21,620)	(208,752)
Change in fair value of derivative liability				(727,000)
Stock-based compensation	587,089	1,090,716	1,562,392	2,150,160
Inducement expense				1,848,235
Deferred offering costs expensed			418,200
Amortization of right of use asset				64,048
Amortization of intangibles	42,180	126,564	168,750	168,754
Depreciation expense	119,193	128,438	168,739	175,228
Other	(128,683)
Gain on disposal of property and equipment				(4,206)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	132,795	(3,674)	178,496	(6,857)
Accounts payable, accrued expenses and other current liabilities	(295,982)	(1,296,907)	(834,630)	(103,848)
Due to related parties	(232,891)		232,891
Right-of-use operating lease asset and obligation				(64,045)
Net cash used in operating activities	(6,356,680)	(6,414,590)	(7,726,139)	(14,094,411)
Cash Flows From Investing Activities:
Purchases of property and equipment				(5,180)
Proceeds from disposal of property and equipment				16,847
Net cash provided by investing activities				11,667
Cash Flows From Financing Activities:
Proceeds from sale of Common Stock and warrants, net of offering costs	4,244,467
Proceeds from Common Stock sold for cash pursuant to the ATM Agreement, net of offering costs	1,636,799
Proceeds from the subscription receivable related to the issuance of Inducement Warrants and the exercise of warrants and preferred investment options		1,804,819	1,804,819
Proceeds from the exercise of warrants, net of offering costs	2,009,095	2,676,980	2,676,980
Proceeds from Common Stock sold under the Equity Distribution Agreement, net of offering costs		2,290,186	2,290,186
Proceeds from Common Stock sold under the Purchase Agreement, net of offering costs		599,862	1,083,706
Payment for offering costs previously accrued		(161,461)	(181,857)
Payment for equity distribution offering costs				(291,084)
Redemption of Series A Preferred Stock				(1,052,057)
Net cash provided by financing activities	7,890,361	7,210,386	7,673,834	(1,343,141)
Effect of foreign exchange rate on changes on cash	(17,113)	27,910	5,354	(10,022)
Net increase in cash	1,516,568	823,706	(46,951)	(15,435,907)
Cash at beginning of period	2,241,026	2,287,977	2,287,977	17,723,884
Cash at end of period	3,757,594	3,111,683	2,241,026	2,287,977
Supplemental disclosure of cash flow transactions:
Cash paid for interest
Income taxes paid	3,000	24,001	5,000	9,507
Non-cash financing and investing activities:
Non-cash issuance of round-up shares	73
Non-cash issuance of RSA vested shares	12
Stock subscription receivable				1,817,640
Offering costs accrued not paid	49,837	35,455		182,724
Deferred offering costs not paid	33,624
Deemed dividend on inducement of warrants	1,513,449
Warrants issued for offering costs				77,991
Issuance of Placement Agent Warrants as offering costs	237,564
Issuance of common shares for offering costs		771,293	771,293	255,107
Deferred offering costs charged to offering costs		$ 495,544	612,000
Induced conversion of warrants and preferred investment options				683,997
Preferred dividends attributable to redeemable non-controlling interest				19,041
Accretion of embedded derivative to redemption value				$ 147,988